Employee Benefit Plans and Postretirement Benefits - Projected Benefit Obligations in Excess of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 2,149	$ 2,034
Fair value of plan assets	1,191	1,186
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	1,243	1,117
Fair value of plan assets	107	98
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 526	$ 565